UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Co-Chief Executive Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/ Terry R. Otton	    San Francisco, CA	   August 12, 2005

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	180

Form 13F Information Table Value Total:	72,109

List of Other Included Managers:	None


ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	           (X1000)           DISCRET AUTH
Aames Investment Corp.  Com         00253g108      56      5,800   sole  sole
Advanced Medical Optic  Com         00763m108      85      2,150   sole  sole
Advanced Micro Devices  Com         007903107      69      4,000   sole  sole
Advanced Neuromodulati  Com         00757t101     246      6,200   sole  sole
Alamosa Holdings, Inc.  Com         011589108      83      6,000   sole  sole
Alexion Pharmaceutical  Com         015351109   1,231     53,410   sole  sole
Allscripts Healthcare   Com         01988P108     241     14,500   sole  sole
Amegy Bancorp Inc.      Com         02343r102      67      3,000   sole  sole
American Healthways, I  Com         02649v104     670     15,850   sole  sole
American Medical Syste  Com         02744m108     260     12,604   sole  sole
AMN Healthcare Service  Com         001744101   1,110     73,880   sole  sole
Angiotech Pharmaceutic  Com         034918102     934     67,394   sole  sole
aQuantive, Inc.         Com         03839g105     574     32,400   sole  sole
ARGON ST, Inc.          Com         040149106     534     15,040   sole  sole
Aspen Insurance Holdin  SHS         g05384105      63      2,300   sole  sole
AtheroGenics, Inc.      Com         047439104     842     52,680   sole  sole
Atheros Communications  Com         04743P108      59      7,300   sole  sole
AudioCodes Ltd.         ORD         M15342104     707     71,050   sole  sole
Autoliv Inc.            Com         052800109      53      1,200   sole  sole
Avid Technology, Inc.   Com         05367p100      59      1,100   sole  sole
Aztar Corporation       Com         054802103      75      2,200   sole  sole
Baker (Michael) Corpor  Com         057149106      66      3,700   sole  sole
Bankrate, Inc.          Com         06646v108     263     13,050   sole  sole
Bausch & Lomb, Inc.     Com         071707103      42        500   sole  sole
Bebe Stores, Inc.       Com         075571109   1,091     41,199   sole  sole
BJ Services Co.         Com         055482103      94      1,800   sole  sole
Blackboard, Inc.        Com         091935502   1,182     49,410   sole  sole
Boston Private Financi  Com         101119105   1,221     48,460   sole  sole
Cal Dive International  Com         127914109      42        800   sole  sole
California Pizza Kitch  Com         13054d109   1,064     39,030   sole  sole
Career Education Corp.  Com         141665109      55      1,500   sole  sole
Carrizo Oil & Gas, Inc  Com         144577103      77      4,500   sole  sole
Central European Distr  Com         153435102      90      2,400   sole  sole
Cerner Corp.            Com         156782104      85      1,250   sole  sole
CheckFree Corp.         Com         162813109     892     26,180   sole  sole
Chemed Corp.            Com         16359r103     827     20,220   sole  sole
CNET Networks, Inc.     Com         12613R104     457     38,950   sole  sole
Cogent, Inc.            Com         19239y108      67      2,350   sole  sole
Credence Systems Corp.  Com         225302108     677     74,760   sole  sole
CryptoLogic, Inc.       Com         228906103      60      2,000   sole  sole
CV Therapeutics, Inc.   Com         126667104     621     27,680   sole  sole
Dendrite International  Com         248239105     409     29,640   sole  sole
DiamondCluster Interna  Com         25278p106     246     21,800   sole  sole
Digitas, Inc.           Com         25388k104      41      3,550   sole  sole
Dobson Communications   Cl A        256069105      55     12,800   sole  sole
Draxis Health Inc.      Com         26150j101      33      6,700   sole  sole
eCOST.com, Inc.         Com         27922w107     107     26,185   sole  sole
Emulex Corp.            Com         292475209      68      3,700   sole  sole
Engineered Support Sys  Com         292866100     171      4,780   sole  sole
Epicor Software Corp.   Com         29426L108     647     49,040   sole  sole
Equinix, Inc.           Com         29444u502   1,155     26,650   sole  sole
eResearch Technology,   Com         29481V108     723     53,980   sole  sole
Euronet Worldwide, Inc  Com         298736109     873     30,030   sole  sole
Express Scripts, Inc.   Com         302182100      55      1,100   sole  sole
F5 Networks, Inc.       Com         315616102      59      1,250   sole  sole
FactSet Research Syste  Com         303075105     630     17,570   sole  sole
Fastclick, Inc.         Com         31188f105      30      3,300   sole  sole
First Horizon Pharmace  Com         32051K106     614     32,230   sole  sole
Forest Laboratories, I  Com         345838106      58      1,500   sole  sole
Four Seasons Hotels, I  Com         35100e104     129      1,950   sole  sole
Foxhollow Technologies  Com         35166A103     207      5,400   sole  sole
Friedman, Billings, Ra  Cl A        358434108      59      4,100   sole  sole
Gemstar-TV Guide Inter  Com         36866W106      88     24,600   sole  sole
GFI Group, Inc.         Com         361652209      11        300   sole  sole
Greenfield Online, Inc  Com         395150105     179     14,745   sole  sole
GSI Commerce, Inc.      Com         36238g102     592     35,345   sole  sole
Headwaters, Inc.        Com         42210p102     359     10,450   sole  sole
Health Management Asso  Cl A        421933102      45      1,700   sole  sole
HealthExtras, Inc.      Com         422211102     139      6,950   sole  sole
Heidrick & Struggles I  Com         422819102      79      3,030   sole  sole
Herman Miller, Inc.     Com         600544100     660     21,410   sole  sole
Hibbett Sporting Goods  Com         428565105   1,503     39,720   sole  sole
Hilton Hotels Corp.     Com         432848109      43      1,800   sole  sole
Huron Consulting Group  Com         447462102     501     21,260   sole  sole
Hythiam, Inc.           Com         44919f104      50      8,900   sole  sole
I-Flow Corp.            Com         449520303     442     26,550   sole  sole
Illumina, Inc.          Com         452327109     206     17,080   sole  sole
Informatica Corp.       Com         45666Q102      67      7,930   sole  sole
InfoSpace, Inc.         Com         45678t201   1,193     36,240   sole  sole
InPhonic, Inc.          Com         45772g105      77      5,000   sole  sole
International Aluminum  Com         458884103      72      2,250   sole  sole
International Game Tec  Com         459902102      77      2,750   sole  sole
Intuitive Surgical, In  Com         46120e602     849     18,210   sole  sole
Ixia                    Com         45071r109     625     32,140   sole  sole
j2 Global Communicatio  Com         46626E205   1,073     31,150   sole  sole
JAMDAT Mobile, Inc.     Com         47023t100     676     24,440   sole  sole
Jos. A. Bank Clothiers  Com         480838101     107      2,470   sole  sole
Juniper Networks, Inc.  Com         48203r104      45      1,800   sole  sole
Kenneth Cole Productio  Cl A        193294105     726     23,330   sole  sole
Kerzner International   SHS         P6065Y107     722     12,670   sole  sole
KFX Inc                 Com         48245l107      36      2,500   sole  sole
KKR Financial Corp.     Com         482476306     296     11,840   sole  sole
Kulicke and Soffa Indu  Com         501242101      59      7,450   sole  sole
Laureate Education, In  Com         518613104     316      6,600   sole  sole
Lifeline Systems, Inc.  Com         532192101   1,223     38,080   sole  sole
Magellan Health Servic  Com         559079207     394     11,160   sole  sole
Marchex, Inc., Class B  Cl B        56624R108     542     36,040   sole  sole
Martin Marietta Materi  Com         573284106      48        700   sole  sole
Maverick Tube Corp.     Com         577914104      66      2,200   sole  sole
McMoRan Exploration Co  Com         582411104      80      4,100   sole  sole
Merge Technologies, In  Com         589981109   1,452     77,425   sole  sole
MICROS Systems, Inc.    Com         594901100     721     16,110   sole  sole
MicroStrategy, Inc., C  Cl A        594972408     875     16,490   sole  sole
Modtech, Inc.           Com         60783C100       1         84   sole  sole
Molecular Diagnostics,  Com         60851r997      38  1,515,448   sole  sole
Motient Corp            Com         619908304      90      3,450   sole  sole
MPS Group, Inc.         Com         553409103     560     59,400   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   1,296     67,600   sole  sole
Nabi Biopharmaceutical  Com         629519109     901     59,130   sole  sole
National Semiconductor  Com         637640103      51      2,300   sole  sole
National-Oilwell Varco  Com         637071101      40        850   sole  sole
Navigant Consulting, I  Com         63935n107     519     29,370   sole  sole
NCR Corporation         Com         62886e108      44      1,250   sole  sole
Netease.com, Inc., ADR  SP ADR      64110w102      57      1,000   sole  sole
Netflix, Inc.           Com         64110L106      74      4,500   sole  sole
New Century Financial   Com         6435ev108      54      1,050   sole  sole
NitroMed, Inc.          Com         654798503      80      4,100   sole  sole
Novell, Inc.            Com         670006105      45      7,300   sole  sole
O2Micro International   ORD         g6797e106     766     54,520   sole  sole
ONEOK, Inc.             Com         682680103      49      1,500   sole  sole
Open Solutions, Inc.    Com         68371p102     646     31,820   sole  sole
Openwave Systems, Inc.  Com         683718308   1,166     71,090   sole  sole
Optimal Group, Inc., C  Cl A        68388r208     311     19,270   sole  sole
Option Care, Inc.       Com         683948103     970     68,800   sole  sole
Oregon Steel Mills, In  Com         686079104      55      3,200   sole  sole
Orient Express Hotels   Cl A        g67743107     911     28,780   sole  sole
OSI Pharmaceuticals, I  Com         671040103      69      1,700   sole  sole
P.F. Chang's China Bis  Com         69333y108     227      3,854   sole  sole
Pacific Sunwear of Cal  Com         694873100      62      2,700   sole  sole
Palm, Inc.              Com         696643105     119      4,000   sole  sole
Patterson-UTI Energy,   Com         703481101      38      1,350   sole  sole
PC Mall, Inc.           Com         69323k100      42      9,500   sole  sole
Photon Dynamics, Inc.   Com         719364101     914     44,340   sole  sole
Portfolio Recovery As   Com         73640q105     734     17,470   sole  sole
PowerDsine Ltd.         SHS         m41415106     476     47,630   sole  sole
Priceline.com, Inc.     Com         741503403     560     24,000   sole  sole
QLT, Inc.               Com         746927102     243     23,310   sole  sole
Quest Software, Inc.    Com         74834T103     794     58,250   sole  sole
Reliant Energy, Inc.    Com         75952b105      59      4,800   sole  sole
Resources Connection,   Com         76122q105      58      2,490   sole  sole
SafeNet, Inc.           Com         78645R107     430     12,630   sole  sole
Salix Pharmaceuticals   Com         795435106     873     49,460   sole  sole
Scientific Games Corp.  Cl A        80874P109     644     23,910   sole  sole
Shanda Interactive Ent  SP ADR      81941q203     549     14,910   sole  sole
SiRF Technology Holdin  Com         82967h101     592     33,470   sole  sole
SonoSite, Inc.          Com         83568G104     371     11,960   sole  sole
Station Casinos, Inc.   Com         857689103     778     11,720   sole  sole
Superior Energy Servic  Com         868157108     314     17,660   sole  sole
SVB Financial Group     Com         78486q101     110      2,300   sole  sole
Symmetry Medical, Inc.  Com         871546206     472     20,030   sole  sole
T. Rowe Price Group, I  Com         74144t108      50        800   sole  sole
Tessera Technologies,   Com         88164L100     731     21,890   sole  sole
The Ultimate Software   Com         90385d107      91      5,530   sole  sole
Todco - CL A            Cl A        88889t107      36      1,400   sole  sole
Tower Group, Inc.       Com         891777104     912     58,340   sole  sole
UbiquiTel, Inc.         Com         903474302      61      7,500   sole  sole
Ultra Petroleum Corp.   Com         903914109      70      2,300   sole  sole
Ultratech, Inc.         Com         904034105     295     16,120   sole  sole
Unit Corp.              Com         909218109     966     21,940   sole  sole
United Natural Foods,   Com         911163103     739     24,340   sole  sole
United Surgical Partne  Com         913016309     993     19,060   sole  sole
Universal Technical In  Com         913915104     541     16,300   sole  sole
Urban Outfitters, Inc.  Com         917047102     366      6,450   sole  sole
UTI Worldwide, Inc.     ORD         g87210103      73      1,050   sole  sole
ValueClick, Inc.        Com         92046n102   1,639    132,900   sole  sole
VaxGen, Inc.            Com         922390208     115     10,600   sole  sole
VCA Antech, Inc.        Com         918194101     555     22,880   sole  sole
VeriSign, Inc.          Com         92343e102     715     24,870   sole  sole
ViaSat, Inc.            Com         92552v100      98      4,800   sole  sole
Viewpoint Corp.         Com         92672p108      30     16,680   sole  sole
Viisage Technology, In  Com         92675k106      74     16,600   sole  sole
Virage Logic Corp.      Com         92763r104     701     68,060   sole  sole
Volcom, Inc.            Com         92864n101      40      1,500   sole  sole
Volterra Semiconductor  Com         928708106     735     49,380   sole  sole
WebEx Communications,   Com         94767l109   1,254     47,470   sole  sole
WebMD Corporation       Com         94769M105      79      7,700   sole  sole
Wind River Systems, In  Com         973149107     797     50,840   sole  sole
Xenogen Corp.           Com         98410R108      24      6,500   sole  sole
XM Satellite Radio Hol  Cl A        983759101     114      3,400   sole  sole
ZipRealty, Inc.         Com         98974v107     292     22,780   sole  sole